Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure
One off non-cash time charter amortization expense	$ 908,000
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	8,631,000
Daily management fee	$ 2,600	$ 2,500
Inflation rate adjustement to management fees	3.00%